Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees (Tables) [Abstract]
Information related to guarantees

The following table provides information related to such guarantees as of December 31:

??	Maximum amount of
	undiscounted future		Amount of related
	payments(a)		liability(b)
	(Billions)		(Millions)
Type of Guarantee??	2011	2010	2011	2010
Card and travel operations(c)	$51	$67	$96	$114
Other(d)	1	1	98	99
Total??	$52	$68	$194	$213

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes.
  Included as part of other liabilities on the Company's Consolidated Balance Sheets.
  Includes Return Protection, Account Protection, Merchant Protection and Credit Card Registry as of December 31, 2010, all of which the Company offers directly to cardmembers.
  Primarily includes guarantees related to the Company's business dispositions and real estate, each of which are individually smaller indemnifications.